Leases - Weighted-average remaining lease term and the weighted-average discount rate (Details)	Sep. 30, 2021	Sep. 30, 2020
Leases
Weighted-average remaining lease term	2 years 7 months 6 days	3 years 3 months 10 days
Weighted-average discount rate	6.54%	7.22%